ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Accounts receivable, net	$ 4,602,466	$ 6,784,307
Account receivable, percentage	75.80%
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable, net	$ 3,500,000
Account receivable, percentage	75.80%